Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Morgan C Shares) [BarChart] - Morgan C Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.08%	0.93%	1.27%	0.13%